Issued Capital and Preference Shares - Summary of Issued Capital and Preference Shares (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2017 USD ($) shares
Ordinary shares issued and fully paid
Beginning balance	40,712,100	40,712,100	39,298,340
Shares issued during the year	99,790	99,790	1,413,760
Issued of shares upon exercised of share options	46,400	46,400
Ending balance	40,858,290	40,858,290	40,712,100
Equity
Beginning balance | ¥	¥ 2,059,076		¥ 1,955,720
Issued of shares as dividend payment (Note 25) | ¥	12,897		103,356
Issued of shares upon exercised of share options (Note 27) | ¥	9,165
Ending balance	¥ 2,081,138	$ 328,805	¥ 2,059,076
One special share issued and fully paid at US$0.10 per share	Less than RMB 1 thousand (US$1 thousand)	Less than RMB 1 thousand (US$1 thousand)	Less than RMB 1 thousand (US$1 thousand)
Non-redeemable convertible cumulative preference shares	¥ 21		¥ 21	$ 3
Ordinary shares [Member]
Disclosure of classes of share capital [Line Items]
Ordinary share of par value US$0.10 each	100,000,000		100,000,000	100,000,000